SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Preferred Stock Warrant Liabilities) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning Balance			$ 41,466	$ 38,376	$ 38,376	$ 27,348
Issuance of preferred stock warrant						6,131
Change in fair value	(3,019)	96	(3,679)	(168)	3,090	4,897
Ending Balance	$ 37,787		$ 37,787		$ 41,466	$ 38,376